Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2017	2018
	RMB	RMB

Within one year	119,484	119,501
After one year but not more than five years	172,452	152,273
Later than five years	1,823	5,961

	293,759	277,735

Capital expenditure contracted for at the end of the year but not yet incurred	Capital expenditure contracted for at the end of the year but not yet incurred is as follows:
	2017	2018
	RMB	RMB

Purchase of automobiles	503,903	7,007

	503,903	7,007